Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective October 31, 2016, all references to “Small-Cap Growth Portfolio” will be replaced with “Developing Growth Portfolio.”

Disclosure Changes to the Fund Summaries section

Core Income Portfolio – In the Principal Investment Strategies subsection, the first paragraph is deleted and replaced with the following:

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The following is added to the Principal Risks subsection after the Market and Regulatory Risk:

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

Diversified Bond Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted and replaced with the following:

The Fund is limited to 20% of its assets in unhedged foreign currency exposure.

Managed Bond Portfolio – In the Principal Investment Strategies subsection, the following is added after the third sentence of the first paragraph, followed by a paragraph break:

The Fund also may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

The following is added to the Principal Risks subsection after the Forwards and Futures Contracts Risk:

•	High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Short Duration Bond Portfolio – In the Principal Investment Strategies subsection, the third sentence of the fourth paragraph is deleted and replaced with the following:

Foreign currency futures contracts or forwards are sold to hedge against currency fluctuations.

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The sub-adviser considers emerging market countries to include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

Dividend Growth Portfolio – Effective September 1, 2016, the Investment Goal subsection will be deleted and replaced with the following:

Investment Goal

This Fund seeks dividend income and long-term capital appreciation.

Small-Cap Growth Portfolio (Developing Growth Portfolio effective October 31, 2016) – In the Principal Investment Strategies subsection, effective October 31, 2016, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential and that are strongly positioned in the “developing growth” phase, the period of swift development after a company’s start-up phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Technology Portfolio – Effective November 1, 2016, pursuant to approval by the Fund’s board of trustees, including a majority of independent trustees, at a meeting held on June 22, 2016, MFS Investment Management (“MFS”) will become the sub-adviser of the Technology Portfolio, replacing Ivy Investment Management Company. In order to facilitate this change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by MFS. PLFA, the investment adviser to the Fund, may begin this transitioning prior to November 1, 2016. PLFA and/or the Fund may retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of portfolio holdings in connection with this transition. As described below, certain principal investment strategies and principal risks of the Technology Portfolio will change at that time.

As a result of this change, effective November 1, 2016, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser believes are principally engaged in the development, advancement, use, commercial application or sale of technology-related products, processes or services. The sub-adviser generally considers an issuer to be principally engaged in the development, advancement, use, commercial application or sale of technology-related products, processes or services if at least 50% of the issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities.

Technology and technology-related companies include companies focusing on software, hardware, computer systems, networking and communications, semiconductors, consumer electronics, and technology services, including electronic payments and the internet.

The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Fund, the sub-adviser is not constrained to any particular investment style. The sub-adviser may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However, companies that benefit from technological advancements and improvements often are growth companies.

The sub-adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities that the sub-adviser believes to be more promising, among others.

Further, effective November 1, 2016, the following will be added to the Principal Risks subsection after the Foreign Markets Risk:

•	Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Pursuant to an upcoming proxy vote, shareholders of the Technology Portfolio will be requested to approve a proposal to change the classification of the Fund from “diversified” to “non-diversified.” If this proposal is approved, the following paragraph will be added to the end of the Principal Investment Strategies subsection effective November 1, 2016:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In addition, if the proposal is approved, the following will be added to the Principal Risks subsection after the Mid-Capitalization Companies Risk effective November 1, 2016:

•	Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Other than the proxy materials, assuming the proposed diversification change is approved by shareholders, no further notification will be sent to shareholders. However, if this change is not approved, the Fund will remain diversified and shareholders will be notified accordingly.

Diversified Alternatives Portfolio – In the Principal Investment Strategies, the first sentence of the paragraph labeled “Asset Allocation/Portfolio Construction” is deleted and replaced with the following:

An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal.

Also in the Principal Investment Strategies, the fifth paragraph is deleted and replaced with the following:

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

In addition, in the Principal Risks subsection, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Global Absolute Return Portfolio – In the Principal Investment Strategies subsection, the following is added after the second sentence of the fourth paragraph, followed by a paragraph break:

The Fund may invest up to 25% of its net assets in derivative instruments that provide exposure to commodities, including futures and non-deliverable forwards. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

In addition, in the Principal Risks subsection, the following is added after the Active Management Risk:

•	Commodity Risk: The Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Fund to greater volatility than investments in traditional debt and equity securities.

PSF DFA Balanced Allocation Portfolio – In the Principal Risks subsection, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the DFA Underlying Funds in which it invests in direct proportion to its allocations to those DFA Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a DFA Underlying Fund’s investments can change due to market movements, investment decisions or other factors, PLFA estimates each DFA Underlying Fund’s investment exposures to determine the Fund’s allocations to the DFA Underlying Fund. As a result, the Fund’s actual allocation to a DFA Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and DFA Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Pacific Dynamix – Conservative Growth Portfolio, Pacific Dynamix – Moderate Growth Portfolio and the Pacific Dynamix – Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the seventh paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for the Fund and may change the Pacific Dynamix Underlying Funds, including adding or removing Pacific Dynamix Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to its allocations to those Pacific Dynamix Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Pacific Dynamix Underlying Fund’s investment exposures to determine the Fund’s allocations to the Pacific Dynamix Underlying Fund. As a result, the Fund’s actual allocation to a Pacific Dynamix Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Pacific Dynamix Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective October 31, 2016, all references to “Small-Cap Growth Portfolio” will be replaced with “Developing Growth Portfolio.”

Disclosure Changes to the Fund Summaries section

Small-Cap Growth Portfolio (Developing Growth Portfolio effective October 31, 2016) – In the Principal Investment Strategies subsection, effective October 31, 2016, the third paragraph will be deleted and replaced with the following:

The Fund invests primarily in common stocks that the sub-adviser believes to be of companies demonstrating above-average, long-term growth potential and that are strongly positioned in the “developing growth” phase, the period of swift development after a company’s start-up phase when growth occurs at a rate generally not equaled by established companies in their mature years. The sub-adviser may sell a holding when it reaches a target price, fails to perform as expected or when other opportunities appear more attractive.

Core Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Core Income Portfolio – In the Principal Investment Strategies subsection, the first paragraph is deleted and replaced with the following:

This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. The Fund may invest up to 40% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those issued by non-U.S. entities in developed markets denominated in U.S. dollars.

The following is added to the Principal Risks subsection after the Market and Regulatory Risk:

•	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.

Diversified Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Diversified Bond Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted and replaced with the following:

The Fund is limited to 20% of its assets in unhedged foreign currency exposure.

Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Managed Bond Portfolio – In the Principal Investment Strategies subsection, the following is added after the third sentence of the first paragraph, followed by a paragraph break:

The Fund also may invest up to 20% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

The following is added to the Principal Risks subsection after the Forwards and Futures Contracts Risk:

•	High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Short Duration Bond Portfolio – In the Principal Investment Strategies subsection, the third sentence of the fourth paragraph is deleted and replaced with the following:

Foreign currency futures contracts or forwards are sold to hedge against currency fluctuations.

Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The sub-adviser considers emerging market countries to include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

Dividend Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Dividend Growth Portfolio – Effective September 1, 2016, the Investment Goal subsection will be deleted and replaced with the following:

Investment Goal

This Fund seeks dividend income and long-term capital appreciation.

Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Technology Portfolio – Effective November 1, 2016, pursuant to approval by the Fund’s board of trustees, including a majority of independent trustees, at a meeting held on June 22, 2016, MFS Investment Management (“MFS”) will become the sub-adviser of the Technology Portfolio, replacing Ivy Investment Management Company. In order to facilitate this change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by MFS. PLFA, the investment adviser to the Fund, may begin this transitioning prior to November 1, 2016. PLFA and/or the Fund may retain a transitioning agent in order to minimize the transaction costs associated with the purchase and sale of portfolio holdings in connection with this transition. As described below, certain principal investment strategies and principal risks of the Technology Portfolio will change at that time.

As a result of this change, effective November 1, 2016, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser believes are principally engaged in the development, advancement, use, commercial application or sale of technology-related products, processes or services. The sub-adviser generally considers an issuer to be principally engaged in the development, advancement, use, commercial application or sale of technology-related products, processes or services if at least 50% of the issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities.

Technology and technology-related companies include companies focusing on software, hardware, computer systems, networking and communications, semiconductors, consumer electronics, and technology services, including electronic payments and the internet.

The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Fund, the sub-adviser is not constrained to any particular investment style. The sub-adviser may invest the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However, companies that benefit from technological advancements and improvements often are growth companies.

The sub-adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities that the sub-adviser believes to be more promising, among others.

Further, effective November 1, 2016, the following will be added to the Principal Risks subsection after the Foreign Markets Risk:

•	Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Pursuant to an upcoming proxy vote, shareholders of the Technology Portfolio will be requested to approve a proposal to change the classification of the Fund from “diversified” to “non-diversified.” If this proposal is approved, the following paragraph will be added to the end of the Principal Investment Strategies subsection effective November 1, 2016:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In addition, if the proposal is approved, the following will be added to the Principal Risks subsection after the Mid-Capitalization Companies Risk effective November 1, 2016:

•	Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Other than the proxy materials, assuming the proposed diversification change is approved by shareholders, no further notification will be sent to shareholders. However, if this change is not approved, the Fund will remain diversified and shareholders will be notified accordingly.

Diversified Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Diversified Alternatives Portfolio – In the Principal Investment Strategies, the first sentence of the paragraph labeled “Asset Allocation/Portfolio Construction” is deleted and replaced with the following:

An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal.

Also in the Principal Investment Strategies, the fifth paragraph is deleted and replaced with the following:

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund’s allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund’s investment goal.

In addition, in the Principal Risks subsection, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

GLOBAL ABSOLUTE RETURN PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Global Absolute Return Portfolio – In the Principal Investment Strategies subsection, the following is added after the second sentence of the fourth paragraph, followed by a paragraph break:

The Fund may invest up to 25% of its net assets in derivative instruments that provide exposure to commodities, including futures and non-deliverable forwards. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

In addition, in the Principal Risks subsection, the following is added after the Active Management Risk:

•	Commodity Risk: The Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Fund to greater volatility than investments in traditional debt and equity securities.

PSF DFA Balanced Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PSF DFA Balanced Allocation Portfolio – In the Principal Risks subsection, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the DFA Underlying Funds in which it invests in direct proportion to its allocations to those DFA Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a DFA Underlying Fund’s investments can change due to market movements, investment decisions or other factors, PLFA estimates each DFA Underlying Fund’s investment exposures to determine the Fund’s allocations to the DFA Underlying Fund. As a result, the Fund’s actual allocation to a DFA Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance of and assumptions about asset classes and DFA Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Pacific Dynamix - Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Dynamix – Conservative Growth Portfolio, Pacific Dynamix – Moderate Growth Portfolio and the Pacific Dynamix – Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the seventh paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for the Fund and may change the Pacific Dynamix Underlying Funds, including adding or removing Pacific Dynamix Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to its allocations to those Pacific Dynamix Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Pacific Dynamix Underlying Fund’s investment exposures to determine the Fund’s allocations to the Pacific Dynamix Underlying Fund. As a result, the Fund’s actual allocation to a Pacific Dynamix Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Pacific Dynamix Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Pacific Dynamix - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Dynamix – Conservative Growth Portfolio, Pacific Dynamix – Moderate Growth Portfolio and the Pacific Dynamix – Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the seventh paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for the Fund and may change the Pacific Dynamix Underlying Funds, including adding or removing Pacific Dynamix Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to its allocations to those Pacific Dynamix Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Pacific Dynamix Underlying Fund’s investment exposures to determine the Fund’s allocations to the Pacific Dynamix Underlying Fund. As a result, the Fund’s actual allocation to a Pacific Dynamix Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Pacific Dynamix Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Pacific Dynamix - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Dynamix – Conservative Growth Portfolio, Pacific Dynamix – Moderate Growth Portfolio and the Pacific Dynamix – Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the seventh paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for the Fund and may change the Pacific Dynamix Underlying Funds, including adding or removing Pacific Dynamix Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•	Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Pacific Dynamix Underlying Funds in which it invests in direct proportion to its allocations to those Pacific Dynamix Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because a Pacific Dynamix Underlying Fund’s investments can change due to market movements, the Pacific Dynamix Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Pacific Dynamix Underlying Fund’s investment exposures to determine the Fund’s allocations to the Pacific Dynamix Underlying Fund. As a result, the Fund’s actual allocation to a Pacific Dynamix Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Pacific Dynamix Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.

Portfolio Optimization Aggressive-Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 26, 2016

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio, Portfolio Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio and the Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Investment Strategies subsection of each Fund, the eighth paragraph is deleted and replaced with the following:

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for the Fund and may change the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the investment goal of the Fund. The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

In addition, in the Principal Risks subsection of each Fund, the Asset Allocation Fund of Funds Risks is deleted and replaced with the following:

•
Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you still may lose money and/or experience price volatility risk. Because an Underlying Fund’s investments can change due to market movements, the Underlying Fund Manager’s investment decisions or other factors, PLFA estimates each Underlying Fund’s investment exposures to determine the Fund’s allocations to the Underlying Fund. As a result, the Fund’s actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund’s risk/return target not being met. Performance and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.